Other Income-Net (Tables)	12 Months Ended
Dec. 31, 2018
Other Income-Net [Abstract]
Schedule Of Other Income -Net

	For the Years Ended December 31,
	2018	2017	2016

Interest income	$671	$427	$383
Market value gains related to deferred
compensation trusts	287	8,430	2,061
Other--net	-	(703)	(424)
Total other income	$958	$8,154	$2,020